Shareholder Report, Line Graph (Details) 943700_The Market Opportunities Fund_No Load Class_TSR Annual {No Load Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
No Load Class
Account Value [Line Items]
Accumulated Value	$ 58,282	$ 31,661	$ 34,164	$ 29,714	$ 23,206	$ 19,411	$ 15,812	$ 17,739	$ 12,045	$ 10,000	$ 56,482
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	33,786	27,025	21,399	26,132	20,304	17,149	13,042	13,640	11,196	10,000	$ 39,827
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Net (USD)
Accumulated Value	$ 16,735	$ 16,118	$ 13,632	$ 15,935	$ 14,322	$ 13,284	$ 10,887	$ 12,628	$ 10,100	$ 10,000	$ 21,959